Prepayments and other assets - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands				12 Months Ended		24 Months Ended
		Dec. 25, 2018	Dec. 25, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Loans receivable, net
Loans receivable, gross				¥ 78,924	¥ 74,786	¥ 78,924
Less: allowance for doubtful loans				(4,997)	(4,255)	(4,997)	¥ (1,113)	¥ (1,411)
Loans receivable, net	[1]			73,927	70,531	73,927
Current Portion				67,979	66,431	67,979
Non-Current Portion				5,948	4,100	5,948
Secured personal loans
Loans receivable, net
Loans receivable, gross				14,197	16,741	14,197
Secured personal loans | Independent Third Party Trust
Loans receivable, net
Term of arrangement			1 year
Secured receivables acquired from trust
Loans receivable, net
Consideration for loans purchased		¥ 21,424
Secured receivables acquired from trust | Independent Third Party Trust
Loans receivable, net
Loans receivable, gross				14,170	14,760	14,170
Less: allowance for doubtful loans				(3,300)	(3,100)	(3,300)
Unsecured personal loans
Loans receivable, net
Loans receivable, gross				¥ 64,727	¥ 58,045	¥ 64,727
Minimum
Loans receivable, net
Loan original term				30 days	30 days
Interest rate on loan						3.60%
Minimum | Secured personal loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			0.80%
Maximum
Loans receivable, net
Loan original term						5 years
Interest rate on loan						24.00%
Maximum | Secured personal loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			4.00%

[1]	Loans receivable, net